Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities:
Net loss for the period	$ (6,411,000)	$ (5,004,000)
Adjustments for non-cash items	(1,599,000)	(3,427,000)
Interest received	109,000	95,000
Interest paid	(25,000)	(29,000)
Income taxes (paid)/received	776,000	0
Cash flow from operating activities before changes in working capital	(7,150,000)	(8,365,000)
Cash flow from changes in working capital:
Changes in net working capital	(574,000)	(620,000)
Net cash used in operating activities	(7,724,000)	(8,985,000)
Investing activities:
Payment of non-current financial assets – leasehold deposits	(3,000)	(3,000)
Net cash used in investing activities	(3,000)	(3,000)
Financing activities:
Proceeds from issuance of shares and exercise of warrants	17,828,000	14,182,000
Transaction costs related to issuance of shares	(1,757,000)	(2,310,000)
Repayment of borrowings	(308,000)	(313,000)
Leasing installments	(170,000)	(165,000)
Net cash provided by/ (used in) financing activities	15,593,000	11,394,000
Net increase/ (decrease) in cash and cash equivalents	7,866,000	2,406,000
Cash and cash equivalents at January 1	5,952,000	5,583,000
Exchange rate adjustments on cash and cash equivalents	928,000	4,000
Cash and cash equivalents at June 30	$ 14,746,000	$ 7,993,000